Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2020
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

9.           Accounts payable and accrued liabilities:

The accounts payable and accrued liabilities are as follows:

	December 31,	December 31,
	2020	2019
Accounts payable	$6,871,970	$4,639,924
Accrued liabilities	2,651,839	2,371,925

Total	$9,523,809	$7,011,849